Loans by Facility (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 12,043,717.9	$ 164,666.7	₨ 10,623,855.6
Less: Allowance for credit losses	343,528.7	4,696.9	198,833.2	$ 2,718.7	₨ 148,232.0	₨ 112,507.2
Total	11,700,189.2	159,969.8	10,425,022.4
Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	39,396.1		19,219.0
Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	110,081.0		47,097.1
Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	42,288.4		32,860.3
Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	26,356.7		20,463.4
Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	4,578.0		1,700.7
Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	49,229.2		37,864.3
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	7,828,832.6	107,039.0	7,040,800.4
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	964,053.2	13,180.9	952,053.1
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,042,727.2	27,929.0	1,920,601.6
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,007,845.9	27,452.1	1,658,770.3
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	805,329.8	11,010.8	747,382.4
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	702,235.5	9,601.3	634,612.4
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,306,641.0	17,864.9	1,127,380.6
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	4,214,885.3	$ 57,627.7	3,583,055.2
Less: Allowance for credit losses	₨ 71,599.3		₨ 39,628.4